Employee Benefits - Summary of Number of Awards and Movements for all Share Plans (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
WEP [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	$ 17.54	$ 16.3
Restricted Shares [member] | Bottom of range [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	23.33	19.2
Restricted Shares [member] | Top of range [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	23.48	19.27
Performance Rights [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	15.96
Performance Rights [member] | Bottom of range [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date		13.08
Performance Rights [member] | Top of range [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date		13.71
SWEP [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	$ 20.78	$ 19.74